Basic and Diluted Net Loss per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss	$ (24,619)	$ (27,330)	$ (39,714)
Accretion of convertible redeemable preferred shares redemption value	(1,662)	(773)	(2,692)
Accretion to redeemable ordinary shares redemption value	(3,650)	(1,556)	(1,982)
Deemed contribution from Series B-1 preferred shareholders	0	0	2,591
Numerator of basic net loss per share	$ (29,931)	$ (29,659)	$ (41,797)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	13,931,503	13,151,063	11,661,049
Basic net loss per share	$ (2.15)	$ (2.26)	$ (3.58)
Diluted net loss per share	$ (2.15)	$ (2.26)	$ (3.58)